CASH AND CASH EQUIVALENTS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash held in:
Cash and cash equivalents	$ 12,935,860	$ 5,292,833	$ 9,242,809	$ 17,507,157
United States dollars
Cash held in:
Cash	11,631,843	4,489,501	8,173,582
Canadian dollars
Cash held in:
Cash	809,429	525,371	483,730
Euros
Cash held in:
Cash	$ 494,588	$ 277,961	$ 585,497